Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000144795 | LVMH Moet Hennessy Louis Vuitton
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144795 | Nippon Telegraph & Telephone
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144795 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144795 | NIDEC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144795 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144795 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144795 | Heineken
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144795 | Suntory Beverage & Food
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144795 | Investor
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144795 | Tamburi Investment Partners
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144795 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000144795 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000144795 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000144795 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000144795 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000144795 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000144795 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000144795 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000144795 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000144795 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000144796 | LVMH Moet Hennessy Louis Vuitton
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000144796 | Nippon Telegraph & Telephone
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144796 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144796 | NIDEC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144796 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144796 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000144796 | Heineken
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144796 | Suntory Beverage & Food
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144796 | Investor
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144796 | Tamburi Investment Partners
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000144796 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000144796 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000144796 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000144796 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000144796 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000144796 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000144796 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000144796 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000144796 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000144796 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000184324 | LVMH Moet Hennessy Louis Vuitton
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000184324 | Nippon Telegraph & Telephone
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184324 | Sanofi
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184324 | NIDEC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184324 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184324 | Siemens
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184324 | Heineken
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000184324 | Suntory Beverage & Food
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000184324 | Investor
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000184324 | Tamburi Investment Partners
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000184324 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000184324 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000184324 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000184324 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000184324 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000184324 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000184324 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000184324 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000184324 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000184324 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	9.10%